SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

ASSET ACQUISTION

In October 2021, the Company, through its newly formed and wholly owned subsidiary company, XR Terra, LLC, completed an acquisition of certain assets, as defined, from XR Terra, Inc., a developer of teaching platforms utilized in coding software used in VR and AR programming.

Initial consideration for the purchase is $0.60 million payable 50% in Company common stock and 50% in cash. In October 2021, the Company paid $0.30 million cash and issued 33,877 shares of common stock to satisfy the purchase price. The acquisition agreement provides for additional contingent consideration in the form of Company common stock if certain future revenue targets are achieved through September 2024, which is not expected at this time. No liabilities were assumed as part of the acquisition and the primary assets acquired included employees, customer relationships and technology. The Company is currently determining its purchase price allocation between customer list, intellectual property and goodwill.

SECURITIES PURCHASE AGREEMENT (“SPA”)

In November 2021, the Company entered into a SPA to sell $15.0 million worth of its common stock and warrants to certain institutional investors in a private placement.

Under the terms of the SPA, the Company sold 1.50 million shares of its common stock and warrants to purchase 0.75 million shares of common stock. The warrants have an exercise price of $14.68 per share. The warrants will expire five years from the date they can be exercised. The purchase price for one share of common stock and half a corresponding warrant was $10.00. The gross proceeds to the Company from the registered direct offering were approximately $13.6 million after deducting the placement agent’s fees and other estimated offering expenses.

NOTE 13. SUBSEQUENT EVENTS

Initial Public Offering (“IPO”)

On July 1 ,2021, the Company completed an IPO of common stock on the NASDAQ under the symbol “VRAR”, at a price of $7.00 per share.

The Company sold approximately 1.91 million shares of common stock and realized net proceeds (after underwriting, professional fees and listing expenses) of $11.82 million. Professional fees and listing expenses of approximately $0.47 million were included in pre-offering costs, of which $0.309 million was included in accounts payable on the balance sheet at June 30, 2021.

In connection with the IPO, and for services rendered, the underwriter was issued a warrant to purchase 87,500 shares of common stock at $7.00 per share. The warrant cannot be exercised prior to December 30, 2021, and expires in June 2026.

As stated in Note 9, in conjunction with the IPO, the outstanding convertible promissory Notes 1 and 2 were satisfied in full through issuance of 324,150 shares of commons stock.

THE GLIMPSE GROUP, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2021 AND 2020

The following is a condensed balance sheet reflecting the proforma effect of the IPO on the June 30, 2021 balance sheet.

	As Reported at June 30, 2021	Proforma for IPO
Cash and cash equivalents	$1,771,929	$13,728,429
Other current assets	1,406,939	833,296
Equipment, net	42,172	42,172
Total assets	$3,221,040	$14,603,897

Total current liabilities	$2,339,037	$2,004,037
Convertible promissory notes, net	1,429,953	-
Other long term liability	623,828	623,828
Total liabilities	4,392,818	2,627,865
Total stockholders’ equity (deficit)	(1,171,778)	11,976,032
Total liabilities and stockholders’ equity (deficit)	$3,221,040	$14,603,897

ASSET ACQUISTION

In August 2021, the Company, through its wholly owned subsidiary company, MotionZone, LLC, completed an acquisition of certain assets, as defined, from Augmented Reality Investments Pty Ltd, an Australia based company providing augmented reality software and services. Over time, the acquisition may facilitate the Company’s endeavors in the Architecture, Engineering and Construction (“AEC”) market segments.

Initial consideration for the purchase is $0.75 million payable in Company common stock. In August 2021, the Company issued 77,264 shares of common stock to satisfy the purchase price. The acquisition agreement provides for additional contingent consideration in the form of Company common stock if certain future revenue targets are achieved through June 2024, which is not expected at this time. No liabilities were assumed as part of the acquisition and the primary assets acquired included employees, customer relationships and technology. The Company is currently determining its purchase price allocation between customer list, intellectual property and goodwill.